Merger Agreement	12 Months Ended
Dec. 31, 2023
Merger Agreement
Merger Agreement

Note 17 - Merger Agreement

On August 29, 2023, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with AgeX Therapeutics, Inc. and Canaria Transaction Corporation, an Alabama corporation and wholly owned subsidiary of AgeX (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including that the Merger is approved by the stockholders of AgeX and the stockholders of Serina, Merger Sub will be merged with and into Serina, with Serina surviving as a wholly owned subsidiary of AgeX (the “Merger”). There is no assurance the necessary approvals by AgeX stockholders and Serina stockholders will be obtained or that the other conditions to the Merger as provided in the Merger Agreement will be met.
Immediately following the Merger, equity holders of Serina immediately prior to the closing of the Merger are expected to own approximately 75% of the outstanding shares of common stock of the combined company, and stockholders of AgeX immediately prior to the closing of the Merger are expected to own, excluding the impact of the exercise of any of the Post-Merger Warrants or Incentive Warrants described below, approximately 25% of the outstanding shares of common stock of the combined company, in each case, on a fully diluted basis, subject to certain assumptions, including giving effect to a planned reverse stock split and the conversion of AgeX Preferred Stock into shares of AgeX common stock.

Prior to the closing of the Merger, AgeX will issue to each holder of AgeX common stock three warrants (“Post-Merger Warrants”) for each five shares of AgeX common stock held by such stockholder. Each Post-Merger Warrant will be exercisable for one unit of AgeX (“AgeX Unit”) at a price equal to $13.20 (post-reverse split) and will expire on July 31, 2025. Each AgeX Unit will consist of (i) one share of AgeX common stock and (ii) one warrant (“Incentive Warrant”). Each Incentive Warrant will be exercisable for one share of AgeX common stock at a price equal to $18.00 (post reverse split) and will expire on the four-year anniversary of the closing date of the Merger. The terms of each Post-Merger Warrant and Incentive Warrant will be further detailed in the forms of warrant agreements that will be negotiated between the parties prior to the closing of the Merger.